Other investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other investments
Schedule of other investments

	June 30, 2023	December 31, 2022
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,875	14,818
1.5% US treasury notes - at amortised cost	—	35,547
0% US treasury bills - at amortised cost	24,714	—
0.875% US treasury bills - at amortised cost	14,736	—
0.125% US treasury bills - at amortised cost	14,983	—
	69,308	50,365
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,092	2,969
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	15,441	14,934
	18,533	17,903

	December 31, 2022	December 31, 2021
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,818	—
1.5% US treasury notes - at amortized cost	35,547	—
	50,365	—
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	2,969	—
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	14,934	—
	17,903	—